INCOME TAX EXPENSE AND DEFERRED TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes
Deferred tax assets	$ 59,190,503	$ 77,781,230
Deferred tax liabilities	210,934,181	245,866,637
Total assets net	1,925,869	1,364,340
Total liabilities net	153,669,547	169,449,747
Property, plant and equipment
Deferred income taxes
Deferred tax assets	5,421,466	5,445,810
Deferred tax liabilities	39,544,960	51,414,971
Obsolescence provision
Deferred income taxes
Deferred tax assets	1,340,235	1,588,563
ICMS exclusion credit
Deferred income taxes
Deferred tax liabilities	17,679,221	25,651,794
Employee benefits
Deferred income taxes
Deferred tax assets	4,475,497	5,418,561
Deferred tax liabilities	18,300	12,157
Post-employment benefits
Deferred income taxes
Deferred tax assets	150,027	148,853
Deferred tax liabilities	101,339	787,576
Tax loss carry forwards
Deferred income taxes
Deferred tax assets	6,423,820	7,607,813
Tax goodwill Brazil
Deferred income taxes
Deferred tax assets	2,080,987	10,341,033
Contingency provision
Deferred income taxes
Deferred tax assets	24,103,234	34,109,458
Foreign Exchange differences
Deferred income taxes
Deferred tax assets	8,116,713	9,284,450
Allowance for doubtful accounts
Deferred income taxes
Deferred tax assets	915,562	756,895
Assets and liabilities for placement of bonds
Deferred income taxes
Deferred tax assets	378,901	390,163
Deferred tax liabilities	2,377,870	1,187,649
Lease liabilities
Deferred income taxes
Deferred tax assets	1,528,990	2,242,439
Inventories
Deferred income taxes
Deferred tax assets	469,416	447,192
Distribution rights
Deferred income taxes
Deferred tax liabilities	144,151,661	163,107,412
Others
Deferred income taxes
Deferred tax assets	3,785,655
Deferred tax liabilities	$ 7,060,830	$ 3,705,078